Segmental analysis - Adjusted balance sheet reconciliation (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Loans and advances to customers (net)	[1]	$ 938,535,000,000	$ 923,561,000,000	$ 1,044,534,000,000
Interests in associates and joint ventures	[1]	27,344,000,000	29,254,000,000	29,609,000,000
Total external assets	[1]	3,038,677,000,000	2,949,286,000,000	2,953,792,000,000
Customer accounts	[1]	1,611,647,000,000	1,570,303,000,000	1,710,574,000,000
Previously stated
Disclosure of operating segments [line items]
Loans and advances to customers (net)			924,854,000,000	1,045,814,000,000
Interests in associates and joint ventures			29,254,000,000	29,609,000,000
Total external assets			2,966,530,000,000	2,957,939,000,000
Customer accounts			1,570,303,000,000	1,710,574,000,000
Constant currency
Disclosure of operating segments [line items]
Loans and advances to customers (net)		938,535,000,000	941,548,000,000
Interests in associates and joint ventures		27,344,000,000	28,783,000,000
Total external assets		3,038,677,000,000	3,007,684,000,000
Customer accounts		$ 1,611,647,000,000	1,598,495,000,000
Constant currency | Previously stated
Disclosure of operating segments [line items]
Loans and advances to customers (net)				1,010,812,000,000
Interests in associates and joint ventures				27,661,000,000
Total external assets				2,860,703,000,000
Customer accounts				1,653,187,000,000
Currency translation
Disclosure of operating segments [line items]
Loans and advances to customers (net)			(17,987,000,000)
Interests in associates and joint ventures			471,000,000
Total external assets			(58,398,000,000)
Customer accounts			$ (28,192,000,000)
Currency translation | Previously stated
Disclosure of operating segments [line items]
Loans and advances to customers (net)				35,002,000,000
Interests in associates and joint ventures				1,948,000,000
Total external assets				97,236,000,000
Customer accounts				$ 57,387,000,000

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.